GOODWILL - NET BOOK VALUE ANALYSIS OF GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	¥ 281,255			¥ 281,255
Additions	0			0
Impairment	0			0
Closing net book amount	281,255	$ 40,907		281,255
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	281,255
Closing net book amount	281,255			281,255
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Opening net book amount	0
Closing net book amount	¥ 0			¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .